Nota 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Remuneration For Executive Directors (Details) - Total [Member] - EUR (€)
€ in Thousands
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2015
Group Executive Chairman | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration		€ 1,965
Variable remuneration	[1]	€ 562
Variable Remuneration In Shares		77,493
Deferred Remuneration	[2]	€ 105
Deferred Remuneration in Shares		11,766
Remuneration in Kind Which Includes Insurance Premiums		€ 154
Head Of Global Economics Regulation & Public Affairs (Head of GERPA) | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration		834
Variable remuneration		€ 87
Variable Remuneration In Shares		12,029
Deferred Remuneration		€ 33
Deferred Remuneration in Shares		3,678
Remuneration in Kind Which Includes Insurance Premiums		€ 82
Total Senior Management [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration		16,129
Variable remuneration		€ 1,489
Variable Remuneration In Shares		205,104
Deferred Remuneration		€ 573
Deferred Remuneration in Shares		64,853
Total [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration		€ 2,799
Variable remuneration		€ 649
Variable Remuneration In Shares		89,522
Deferred Remuneration		€ 137
Deferred Remuneration in Shares		15,444
Remuneration in Kind Which Includes Insurance Premiums		€ 236
Additional Information About Fixed and Variable Remuneration

Former Group Executive Chairman, Francisco González Rodríguez, who stepped down from this position with effect on 21 December 2018, received, during 2018, €2,475 thousand as Annual Fixed Remuneration; €660 thousand and 90,933 BBVA shares corresponding to 40% of the Annual Variable Remuneration for financial year 2017; and €332 thousand and 37,390 BBVA shares as settlement of the last third of the deferred variable remuneration for financial year 2014, payment of which corresponded in first quarter of financial year 2018, including the corresponding update; as well as €20 thousand as remuneration in kind.

On the other hand, it is indicated that in 2018, CEO Onur Genç—who was appointed by resolution of BBVA's Board of Directors on 20 December 2018— has not received any remuneration for said role in 2018, having received fixed and variable remuneration in accordance with his previous position as Chairman and CEO of BBVA Compass, this remuneration being subject to the settlement and payment system applicable to said position. Thus, over the course of the financial year 2018, he has received €2,240(*) thousand as Annual Fixed Remuneration; €191(*) thousand and 26,531 BBVA ADSs corresponding to 40% of the Annual Variable Remuneration for financial year 2017; and €376 thousand as remuneration in kind, which includes benefits for his expatriate status in the United States.

Following year-end 2018, the Annual Variable Remuneration for executive directors corresponding to said period has been determined, applying the conditions established at the beginning of the year, as established in the Remuneration Policy for BBVA Directors approved by the General Meeting on 17 March 2017 with the following settlement and payment system:

  The Upfront Portion (40%) of the Annual Variable Remuneration of the executive directors for 2018 will be paid, if conditions are met, in equal parts in cash and shares, during the first quarter of 2019, which amounts to €479 thousand and 100,436 BBVA shares in the case of Carlos Torres Vila; and €79 thousand and 16,641 BBVA shares in the case of José Manuel González-Páramo Martínez-Murillo.
  The Deferred Portion (60%) remaining will be deferred for a five-year period, subject to compliance with the multi-year performance indicators determined by the Board of Directors at the start of financial year 2018, calculated over the first three-year deferral period. Provided that the conditions are met, the resulting amount will vest (40% in cash and 60% in shares), under the following schedule: 60% after the third year of deferral, 20% after the fourth year of deferral and the remaining 20% after the fifth year of deferral. All the above is subject to the settlement and payment system conditions set out in the Remuneration Policy for BBVA Directors, which includes malus and clawback arrangements and retention periods for shares.

As regards former Group Executive Chairman, Francisco González Rodríguez, his Annual Variable Remuneration for 2018 has been determined. This Annual Variable Remuneration for 2018 will be received, provided that conditions are met, in accordance with the same settlement and payment system applicable to executive directors which includes deferral rules, malus and clawback arrangements and retention periods for shares. Thus, the Upfront Portion (40%) has been determined in: €528 thousand and 110,814 BBVA shares. Accrual and payment of the Deferred Portion (remaining 60%), 40% in cash and 60% in shares, will be subject to compliance with multi-year performance indicators approved by the Board of Directors. All the above is subject to the conditions of the settlement and payment system established in the Remuneration Policy for BBVA Directors, which includes malus and clawback arrangements and withholding periods for shares.

As regards CEO Onur Genç and as aforementioned, his Annual Variable Remuneration for financial year 2018 is linked to his previous position as Chairman and CEO of BBVA Compass and has been determined in accordance with the settlement and payment system applicable for such position. Thus, providing that applicable conditions are met, 40% of Annual Variable Remuneration for 2018 will be paid in the first quarter of 2019, amounting to a total of €196 thousand(*) and 41,267 BBVA shares. Accrual and payment of the remaining 60% of the Annual Variable Remuneration for financial year 2018, 50% in cash and 50% in shares, will be deferred for a three-year period and will be subject to compliance with multi-year performance indicators set by the Board of Directors for the whole Identified Staff at the beginning of 2018 and measured over the course of the three-year period.

Total [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Additional Information About Fixed and Variable Remuneration

Following year-end 2018, the deferred Annual Variable Remuneration of executive directors for financial year 2015 has been determined, with delivery, if conditions are met, corresponding during the first quarter of financial year 2019, subject to the conditions established for this purpose in the Remuneration Policy for BBVA Directors approved by the General Meeting on 13 March 2015.

Thus, based on the result of each of the multi-year performance indicators set by the Board in 2015 to calculate the deferred portion of this remuneration, and in application of the corresponding scales of achievement and their corresponding targets and weightings, likewise approved by the Board, the deferred portion of the Annual Variable Remuneration for financial year 2015 has been adjusted downwards as a consequence of result of the TSR indicator, which scale has determined a 10% reduction in the deferred amount associated to this indicator. The final amount of the deferred portion of the Annual Variable Remuneration for financial year 2015, after the corresponding adjustment in light of the result of the TSR indicator, has been determined in an amount of €612 thousand and 79,157 BBVA shares, in the case of Carlos Torres Vila, and €113 thousand and 14,667 BBVA shares in the case of José Manuel González-Páramo Martínez-Murillo, which includes the corresponding updating.

As regards the former Group Executive Chairman, Francisco González Rodríguez, his deferred Annual Variable Remuneration for financial year 2015 has been determined, to be received, providing that conditions are met, in accordance with the same settlement and payment system applicable to executive directors, amounting to a total of €1,035 thousand and 133,947 BBVA shares, which includes the corresponding updating.

[1]	(1) Remunerations corresponding to the Upfront Portion (40%) of the Annual Variable Remuneration for financial year 2017, 50% in cash and 50% in shares.
[2]	(1) Remunerations corresponding to the Upfront Portion (40%) of the Annual Variable Remuneration for financial year 2017, 50% in cash and 50% in shares.